SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Change in Fair Value of Convertible Preferred Stock (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Mandatorily Redeemable Preferred Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Estimated fair value at beginning of period		$ 7,335	$ 0
Change in estimated fair value		(2,907)	1,324
Settlement of forward contract liability			(1,324)
Estimated fair value at end of period	$ 4,428	4,428	$ 7,335
Derivative Financial Instruments, Liabilities [Member] | Wabash Valley Resources, Amended MIPA [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Estimated fair value at beginning of period	7,705
Change in estimated fair value	(319)
Estimated fair value at end of period	$ 7,386	$ 7,386